LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 11 - LEASES

Right of use assets

	1 January				31 December
	2021	Additions	Disposals	Remeasurement	2021

Cost:
Buildings	130,504	33,996	—	14,783	179,283
Furniture and fixtures	69,876	59,164	—	—	129,040
Software and rights	24,149	12,077	—	—	36,226
Other	35,931	20,347	—	—	56,278

Total	260,460	125,584	—	14,783	400,827

Accumulated amortization:
Buildings	(84,937)	(21,404)	—	—	(106,341)
Furniture and fixtures	(21,945)	(19,722)	—	—	(41,667)
Software and rights	(12,774)	(7,354)	—	—	(20,128)
Other	(14,821)	(12,115)	—	—	(26,936)

Total	(134,477)	(60,595)	—	—	(195,072)

Net book value	125,983				205,755

	1 January				31 December
	2020	Additions	Disposals	Remeasurement	2020

Cost:
Buildings	101,274	22,098	—	7,132	130,504
Furniture and fixtures	28,529	41,347	—	—	69,876
Software and rights	21,868	2,281	—	—	24,149
Other	13,419	22,512	—	—	35,931

Total	165,090	88,238	—	7,132	260,460

Accumulated amortization:
Buildings	(71,951)	(12,986)	—	—	(84,937)
Furniture and fixtures	(11,825)	(10,120)	—	—	(21,945)
Software and rights	(7,442)	(5,332)	—	—	(12,774)
Other	(8,696)	(6,125)	—	—	(14,821)

Total	(99,914)	(34,563)	—	—	(134,477)

Net book value	65,176				125,983

NOTE 11 - LEASES (Continued)

Lease liabilities

	2021	2020

Short-term lease liabilities	109,310	51,211
Long-term lease liabilities	101,940	92,845

	211,250	144,056

Maturity analysis of lease liabilities is disclosed in Note 22 and the movement of lease liabilities is disclosed in Note 24.

Lease liabilities are discounted using the Group’s incremental borrowing rates and implicit rate in the lease (where applicable). As of 31 December 2021, the weighted average annual incremental borrowing rates of the Group for TRY is 21% (2020: TRY 17%, Euro 4.28%).

The Group has adopted the practical expedient included in IFRS 16 for short-term lease agreements with a lease term of 12 months or less and lease agreements determined by the Group as having a low value. The Group accounts for the lease payments in other operating expenses in the period in which they are incurred. Such expenses are not material to the Group’s consolidated financial statements.